Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Dec. 10, 2012	Mar. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	NASB FINANCIAL INC
Entity Central Index Key	0001059131
Document Type	10-K
Document Period End Date	Sep. 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 52.0
Entity Common Stock, Shares Outstanding		7,867,614